Revenue - Change in accounts receivable from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue
Accounts receivable	¥ 164,741		¥ 152,167
Less: allowance for doubtful accounts	(21,295)		(19,468)	¥ (14,731)
Accounts receivable, net	¥ 143,446	$ 19,661	¥ 132,699